Future Minimum Lease Commitments under Non-Cancelable Operating Leases (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Operating Leased Assets [Line Items]
2013	¥ 4,931
2014	3,449
2015	2,197
2016	1,390
2017	975
2018 and thereafter	1,023
Operating Leases, Future Minimum Payments Due, Total	¥ 13,965